Consolidated Statement of Comprehensive Income - PEN (S/) S/ in Thousands	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Profit (Loss) for the period	S/ 209,238	S/ (451,598)	S/ 55,589
Items that will not be reclassified to profit or loss
Remeasurement of actuarial gains and losses, net of tax	(4,031)	(1,531)	(3,860)
Items that may be subsequently reclassified to profit or loss
Cash flow hedge, net of tax	482	883	723
Foreign currency translation adjustment, net of tax	(11,341)	14,307	(59,660)
Change in value of available-for-sale financial assets, net of tax		(2,220)	19,973
Transfer to profit or loss from sales of available-for-sale financial assets, net of tax		(41,461)
Exchange movements on translation of foreign subsidiaries, net of tax	6,610	7,860	(5,220)
Exchange difference from foreign net investment, net of tax		1,563
Items that may be subsequently reclassified to profit or loss	(4,249)	(19,068)	(44,184)
Other comprenhensive income for the year, net of tax	(8,280)	(20,599)	(48,044)
Comprehensive income of the year	200,958	(472,197)	7,545
Comprehensive income attributable to:
Owners of the Company	143,575	(534,492)	(25,713)
Non-controllinginterest	57,383	62,295	33,258
Total comprehensive income for the period	200,958	(472,197)	7,545
Comprehensive income attributable to owners of the Company:
Continuing operations	140,279	(545,627)	(34,315)
Discontinued operations	3,296	11,135	8,602
Total comprehensive income for the period	S/ 143,575	S/ (534,492)	S/ (25,713)